LAND USE RIGHTS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)
Land use rights, net		¥ 31,799		$ 4,987	¥ 31,722
Amortization of Intangible Assets	¥ 7,670	5,665	¥ 4,960
Use Rights [Member]
Amortization of Intangible Assets	¥ 978	1,027	¥ 942
Asset Pledged As Collateral [Member]
Land use rights, net		¥ 14,972			¥ 18,519